Employee Benefit Plans (Tables)	10 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of projected benefit obligations
December 31, 2021
Beginning PBO	$—
Service cost	143,467
Contributions by plan participants	64,954
Actuarial losses	174,012
Transfers in	931,257
Foreign currency exchange rates changes	9,184
Ending PBO	$1,322,874

Schedule of projected plan assets
December 31, 2021
Beginning fair value of plan assets	$—
Actual return on plan assets	5,835
Contributions by the Company	73,448
Contributions by plan participants	64,954
Transfers in	931,257
Foreign currency exchange rates changes	7,520
Ending fair value of plan assets	$1,083,014

Schedule of consolidated balance sheet
December 31, 2021
Fair value of plan assets	$1,083,014
Present value of projected benefit obligation	(1,322,874)
Funded status	$(239,860)

Schedule of accumulated other comprehensive loss
December 31, 2021
Actuarial loss	$168,177

Schedule of assumptions used to calculate the ASC 715 liabilities
Assumptions at December 31, 2021
Discount rate	0.40% p.a.
Expected return on plan assets	1.50% p.a.
Long-term expected rate of salary increase	1.60% p.a.

Schedule of allocation of plan assets
December 31, 2021
Equities	35.13%
Bonds	30.89%
Mortgages	3.83%
Liquidity	2.90%
Real estate	24.37%
Alternative investments	2.88%